Premises and Equipment - Detail of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 55,959	$ 51,930
Less accumulated depreciation	(13,859)	(11,807)
Premises and equipment, net	42,100	40,123
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,022	16,662
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	27,821	27,898
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	140	140
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,605	7,115
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	280	112
Construction-In-Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,091	$ 3